Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,065	$ 1,182	$ (125)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(385)	54	(272)
Derivative instruments:
Net gain (loss) arising during period	(43)	71	77
Less: reclassification adjustment for gain (loss) included in net earnings (loss)	(126)	88	107
Derivative instruments, net	83	(17)	(30)
Defined benefit pension and postretirement plans:
Prior service (cost) credit arising during period	156	9	(5)
Net gain (loss) arising during period	(78)	(6)	(102)
Less: amortization of prior service credit (cost) and actuarial (loss)	(93)	(49)	(59)
Defined benefit pension and postretirement plans, net	171	52	(48)
Other comprehensive income (loss), before tax	(131)	89	(350)
Income tax benefit (expense) related to items of other comprehensive income (loss)	(60)	(12)	5
Other comprehensive income (loss), net of tax	(191)	77	(345)
Comprehensive income (loss)	874	1,259	(470)
Less: comprehensive income (loss), available to noncontrolling interests	(8)	14	26
Comprehensive income (loss) available to Whirlpool	$ 882	$ 1,245	$ (496)